ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued wages and bonuses	$ 2,323	$ 2,244
Accrued legal and professional fees	511	301
Payables for acquisition of property, plant and equipment		156
Payables for acquisition of intangible assets	2,807	1,112
Value added tax payable for acquisition of intangible assets		105
Royalty fees payable	1,382	791
Accrued consulting fees	188	188
Share repurchase fee payable	29	170
Accrued sales discount	148	254
Others	961	806
Accrued expenses and other current liabilities	$ 8,349	$ 6,127